Note 5 - Loans and Related Allowance for Loan and Lease Losses - Past Due Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Total loans	$ 1,352,872	$ 981,691
Financial Asset Acquired with Credit Deterioration [Member]
Total loans	6,068	0
Financial Asset, Not Past Due [Member]
Total loans	1,349,283	977,994
Financial Asset, 30 to 59 Days Past Due [Member]
Total loans	2,908	2,276
Financial Asset, 60 to 89 Days Past Due [Member]
Total loans	260	190
Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Total loans	421	1,231
Financial Asset, Past Due [Member]
Total loans	3,589	3,697
Commercial Real Estate Portfolio Segment [Member] | Owner Occupied Loan [Member]
Total loans	191,748	111,470
Commercial Real Estate Portfolio Segment [Member] | Owner Occupied Loan [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Total loans	0	0
Commercial Real Estate Portfolio Segment [Member] | Owner Occupied Loan [Member] | Financial Asset, Not Past Due [Member]
Total loans	191,748	111,257
Commercial Real Estate Portfolio Segment [Member] | Owner Occupied Loan [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Total loans	0	81
Commercial Real Estate Portfolio Segment [Member] | Owner Occupied Loan [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Total loans	0	132
Commercial Real Estate Portfolio Segment [Member] | Owner Occupied Loan [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Total loans	0	0
Commercial Real Estate Portfolio Segment [Member] | Owner Occupied Loan [Member] | Financial Asset, Past Due [Member]
Total loans	0	213
Commercial Real Estate Portfolio Segment [Member] | Non-owner occupied Loan [Member]
Total loans	380,580	283,618
Commercial Real Estate Portfolio Segment [Member] | Non-owner occupied Loan [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Total loans	2,992	0
Commercial Real Estate Portfolio Segment [Member] | Non-owner occupied Loan [Member] | Financial Asset, Not Past Due [Member]
Total loans	380,467	282,365
Commercial Real Estate Portfolio Segment [Member] | Non-owner occupied Loan [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Total loans	113	880
Commercial Real Estate Portfolio Segment [Member] | Non-owner occupied Loan [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Total loans	0	0
Commercial Real Estate Portfolio Segment [Member] | Non-owner occupied Loan [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Total loans	0	373
Commercial Real Estate Portfolio Segment [Member] | Non-owner occupied Loan [Member] | Financial Asset, Past Due [Member]
Total loans	113	1,253
Commercial Real Estate Portfolio Segment [Member] | Multifamily Loan [Member]
Total loans	58,251	31,189
Commercial Real Estate Portfolio Segment [Member] | Multifamily Loan [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Total loans	0	0
Commercial Real Estate Portfolio Segment [Member] | Multifamily Loan [Member] | Financial Asset, Not Past Due [Member]
Total loans	58,251	31,189
Commercial Real Estate Portfolio Segment [Member] | Multifamily Loan [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Total loans	0	0
Commercial Real Estate Portfolio Segment [Member] | Multifamily Loan [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Total loans	0	0
Commercial Real Estate Portfolio Segment [Member] | Multifamily Loan [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Total loans	0	0
Commercial Real Estate Portfolio Segment [Member] | Multifamily Loan [Member] | Financial Asset, Past Due [Member]
Total loans	0	0
Residential Portfolio Segment [Member]
Total loans	296,308	240,089
Residential Portfolio Segment [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Total loans	24	0
Residential Portfolio Segment [Member] | Financial Asset, Not Past Due [Member]
Total loans	293,698	238,483
Residential Portfolio Segment [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Total loans	2,093	1,187
Residential Portfolio Segment [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Total loans	111	0
Residential Portfolio Segment [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Total loans	406	419
Residential Portfolio Segment [Member] | Financial Asset, Past Due [Member]
Total loans	2,610	1,606
Commercial And Industrial [Member]
Total loans	195,602	148,812
Commercial And Industrial [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Total loans	0	0
Commercial And Industrial [Member] | Financial Asset, Not Past Due [Member]
Total loans	195,532	148,437
Commercial And Industrial [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Total loans	62	112
Commercial And Industrial [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Total loans	4	0
Commercial And Industrial [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Total loans	4	263
Commercial And Industrial [Member] | Financial Asset, Past Due [Member]
Total loans	70	375
Home Equity Lines of Credit [Member]
Total loans	128,065	104,355
Home Equity Lines of Credit [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Total loans	0	0
Home Equity Lines of Credit [Member] | Financial Asset, Not Past Due [Member]
Total loans	127,494	104,316
Home Equity Lines of Credit [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Total loans	415	0
Home Equity Lines of Credit [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Total loans	145	39
Home Equity Lines of Credit [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Total loans	11	0
Home Equity Lines of Credit [Member] | Financial Asset, Past Due [Member]
Total loans	571	39
Construction and Other [Member]
Total loans	94,199	54,148
Construction and Other [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Total loans	3,052	0
Construction and Other [Member] | Financial Asset, Not Past Due [Member]
Total loans	93,997	54,148
Construction and Other [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Total loans	202	0
Construction and Other [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Total loans	0	0
Construction and Other [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Total loans	0	0
Construction and Other [Member] | Financial Asset, Past Due [Member]
Total loans	202	0
Consumer Portfolio Segment [Member]
Total loans	8,119	8,010
Consumer Portfolio Segment [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Total loans	0	0
Consumer Portfolio Segment [Member] | Financial Asset, Not Past Due [Member]
Total loans	8,096	7,799
Consumer Portfolio Segment [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Total loans	23	16
Consumer Portfolio Segment [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Total loans	0	19
Consumer Portfolio Segment [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Total loans	0	176
Consumer Portfolio Segment [Member] | Financial Asset, Past Due [Member]
Total loans	$ 23	$ 211